Convertible Notes Payable (10Q) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended
	Dec. 23, 2014	Mar. 31, 2015	Dec. 23, 2014	Jan. 24, 2015	Dec. 31, 2014
Issuance of convertible promissory notes	$ 213,337	$ 213,337	$ 213,337		$ 213,337
Interest rate	12.00%		12.00%		8.00%
Principal amount due date	Dec. 31, 2015
Accrued interest	6,969	447	6,969
Redemption right

Redemption right: Any time the closing price of the Company’s common stock has been at or above $1.50 for 20 consecutive trading days, the Company has the right to redeem all or any part of the principal and accrued interest of the Notes, following written notice to the holders of the Notes.

Common stock conversion price per share	$ 0.35		$ 0.35
Debt instrument accrued interest rate	150.00%		150.00%	12.00%
Percentage of expected borrowing rate					18.00%
Converted debt
Purchase of warrants exercised
Warrant [Member]
Purchase of additional shares of common stock			$ 609,534
Purchase of common stock purchase price per share	$ 0.35		$ 0.35
Debt instrument accrued interest rate					12.00%